Consolidated Statements Of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Commissions		$ 678,904	$ 729,989	$ 749,536
Principal transactions		396,826	475,428	389,319
Investment banking		726,763	513,034	503,052
Asset management and service fees		702,064	582,789	493,761
Interest		454,381	294,332	179,101
Other income		37,524	46,798	62,224
Total revenues		2,996,462	2,642,370	2,376,993
Interest expense		70,030	66,874	45,399
Net revenues	[1]	2,926,432	2,575,496	2,331,594
Non-interest expenses:
Compensation and benefits		1,958,929	1,726,016	1,568,862
Occupancy and equipment rental		222,708	231,324	207,465
Communications and office supplies		133,493	139,644	130,678
Commissions and floor brokerage		44,132	44,315	42,518
Other operating expenses		297,634	291,615	240,504
Total non-interest expenses		2,656,896	2,432,914	2,190,027
Income before income tax expense		269,536	142,582	141,567
Provision for income taxes		86,665	61,062	49,231
Net income		182,871	81,520	92,336
Preferred dividends		9,375	3,906
Net Income available to common shareholders		$ 173,496	$ 77,614	$ 92,336
Earnings per common share:
Basic		$ 2.53	$ 1.16	$ 1.35
Diluted		$ 2.14	$ 1.00	$ 1.18
Weighted-average number of common shares outstanding:
Basic		68,562	66,871	68,543
Diluted		81,035	77,563	78,554
Cash dividends declared per common share		$ 0.20

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.